RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term benefits
Salary or compensation	R$ 50,228	R$ 48,693	R$ 47,089
Direct and indirect benefits	1,099	880	852
Bonus	7,031	6,474	11,326
Total short term benefits	58,358	56,047	59,267
Long-term benefits
Share-based compensation plan	36,390	46,306	75,022
Total long term benefits	36,390	46,306	75,022
Total management compensation	R$ 94,748	R$ 102,353	R$ 134,289